Pension and Other Postretirement Plans Defined Benefit Plans Obligations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Plans		Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of pension plans sponsored by the company that provide benefits for our reired employees (in number of plans) | Plans						2
Voluntary contribution to the pension plan	$ 0.0		$ 0.0		$ 60.0
Pension settlement charge	0.0	[1]	(111.6)		0.0
Minimum age of all current and future retirees and employees, who terminate employment, are eligible to participate in group health plans at their own cost. (in years of age)						45
Number of years service to be eligible to participate in group health plans at their own cost after retirement or termination. (in years)						5
Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	84.1		79.6
Fair value of plan assets, end of year	5,668.7	[2]	5,918.6	[3]
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	5,668.7	[2]	5,918.6	[3]		$ 5,668.7	[2]	$ 5,918.6	[3]
Defined contribution benefit savings plan [Abstract]
Pension Plan Balance To Total Benefit Obligation						96.00%
Weighted Average Discount Rate Pension Plan						4.50%		4.12%
Weighted Average Discount Rate Other postretirement plan						4.39%		4.02%
Expected amortization of net actuarial losses pension						$ 61.0
Expected amortization of net actuarial losses other postretirement plan						2.0
Expected amortization of prior service credits other postretirement benefits						4.0
Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded Status of Plan						88.4		$ (101.8)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, end of year	(5,713.5)		(6,248.8)
Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, end of year	5,801.9		6,147.0
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	(5,713.5)		(6,248.8)			(5,713.5)		(6,248.8)
Fair value of plan assets	5,801.9		6,147.0			5,801.9		6,147.0
Non-qualified pension plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded Status of Plan						(232.3)		(256.0)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, end of year	(232.3)		(256.0)
Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, end of year	0.0		0.0
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	(232.3)		(256.0)			(232.3)		(256.0)
Fair value of plan assets	0.0		0.0			0.0		0.0
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued Benefit Assets						88.4		0.0
Defined Benefit Plan, Funded Status of Plan						(143.9)		(357.8)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service Cost	0.0		0.0
Interest cost	260.9		288.3		271.5
Actuarial loss (gain)	(452.5)		847.6
Benefits Paid	(367.4)		(301.2)
Benefit obligation, end of year	(5,945.8)		(6,504.8)		(5,965.3)
Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	0.5		562.2
Employer contributions	21.8		23.4
Benefits Paid	(367.4)		(301.2)
Fair value of plan assets, end of year	5,801.9		6,147.0		6,157.8
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	(5,945.8)		(6,504.8)		(5,965.3)	(5,945.8)		(6,504.8)
Fair value of plan assets	5,801.9		6,147.0		6,157.8	5,801.9		6,147.0
Defined Benefit Plan Reconciliation Of Funded Status To Fair Value Of Assets Liabilities [Abstract]
Unrecognized prior service credit						(0.7)		(1.2)
Unrecognized net actuarial losses						2,397.4		2,493.0
Amount recognized in accumulated other comprehensive loss						(2,396.7)		(2,491.8)
Liabilities recognized on the balance sheet of our pension and postretirement benefit plan [Abstract]
Accrued benefit liabilities reflected in other current liabilities						(19.5)		(21.6)
Accrued benefit liabilities reflected in other long-term liabilities						(212.8)		(336.2)
Pension and Other Postretirement Defined Benefit Plans, Liabilities						(143.9)		(357.8)
Defined contribution benefit savings plan [Abstract]
Unrecognized net actuarial losses						2,397.4		2,493.0
Unrecognized prior service credit						(0.7)		(1.2)
OPEB Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued Benefit Assets						0.0		0.0
Defined Benefit Plan, Funded Status of Plan						(201.7)		(218.7)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service Cost	0.1		0.1
Interest cost	10.7		11.9		11.1
Actuarial loss (gain)	(9.7)		30.0
Benefits Paid	(21.6)		(25.7)
Benefit obligation, end of year	(256.7)		(277.2)		(260.9)
Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	0.6		1.5
Employer contributions	17.5		21.6
Benefits Paid	(21.6)		(25.7)
Fair value of plan assets, end of year	55.0		58.5		61.1
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	(256.7)		(277.2)		(260.9)	(256.7)		(277.2)
Fair value of plan assets	55.0		58.5		$ 61.1	55.0		58.5
Defined Benefit Plan Reconciliation Of Funded Status To Fair Value Of Assets Liabilities [Abstract]
Unrecognized prior service credit						(22.4)		(26.1)
Unrecognized net actuarial losses						66.9		76.8
Amount recognized in accumulated other comprehensive loss						(44.5)		(50.7)
Liabilities recognized on the balance sheet of our pension and postretirement benefit plan [Abstract]
Accrued benefit liabilities reflected in other current liabilities						(13.4)		(14.5)
Accrued benefit liabilities reflected in other long-term liabilities						(188.3)		(204.2)
Pension and Other Postretirement Defined Benefit Plans, Liabilities						(201.7)		(218.7)
Defined contribution benefit savings plan [Abstract]
Unrecognized net actuarial losses						66.9		76.8
Unrecognized prior service credit						$ (22.4)		$ (26.1)
Pension settlements paid [Member] | Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Settlements paid	0.0		(295.2)
Fair Value of Plan Assets [Roll Forward]
Settlements paid	0.0		(295.2)
Pension settlements paid [Member] | OPEB Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Settlements paid	0.0		0.0
Fair Value of Plan Assets [Roll Forward]
Settlements paid	$ 0.0		$ 0.0
Lump-sum distribution percentage [Member] | Pension Settlement Charge [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Lump Sum Percentage			100.00%

[1]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). We did not record any non-cash pension settlement charges during 2015 or 2013. Refer to Note 12 beginning on page 118 for additional information on the pension settlement charge.
[2]	Excludes $133.2 million of cash and cash equivalents and other payables.
[3]	Excludes $228.4 million of cash and cash equivalents and other payables.